BUSINESS ACQUISITIONS (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Fair Value	$ 226,792
Website
Business Acquisition [Line Items]
Fair Value	$ 171,788
Useful Life	5 years
Trade name
Business Acquisition [Line Items]
Fair Value	$ 50,274
Useful Life	10 years
Non-competition covenant
Business Acquisition [Line Items]
Fair Value	$ 3,230
Useful Life	3 years
Customer list
Business Acquisition [Line Items]
Fair Value	$ 1,500
Useful Life	1 year